Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended
	March 31,
	2026	2025
Numerator:
Net loss	$(4,351)	$(4,998)
Less: Cumulative preferred dividends	(1,350)	(1,238)
Net loss attributable to common stockholders, basic and diluted	$(5,701)	(6,236)

Denominator:
Weighted-average Class A Common Stock and pre-funded warrants outstanding, basic and diluted	68,934,960	21,326,609
Net loss per share attributable to common stockholders, basic and diluted	$(0.08)	$(0.29)

The following table sets forth the computation of basic and diluted loss per share:

	Year Ended
	December 31,
	2025	2024
Numerator:
Net loss	$(23,756)	$(20,795)
Less: Induced conversion of Series A Preferred Stock into Class A Common Stock	-	(1,162)
Less: Deemed dividend on waiver of restriction on Class A Common Stock	-	(495)
Less: Cumulative preferred dividends	(4,906)	(5,521)
Net loss attributable to common stockholders, basic and diluted	$(28,662)	(27,973)

Denominator:
Weighted-average Class A Common Stock outstanding, basic and diluted	23,259,598	18,790,448
Net loss per share attributable to common stockholders, basic and diluted	$(1.23)	$(1.49)

Schedule of Diluted Net Loss per Share Attributable to Stockholders	Therefore, the weighted-average number of shares of Class A Common Stock outstanding noted above used to calculate both basic and diluted net loss per share attributable to stockholders of Class A Common Stock for these periods is the same.
	Three Months Ended
	March 31,
	2026	2025
Stock options	3,094,473	2,295,904
Series A Preferred Stock (as converted to Class A Common Stock)	3,588,406	3,588,406
Publicly Traded Warrants	14,166,666	14,166,666
Shortfall Warrants	1,135,499	3,209,511
Term Loan Warrants	3,500,000	2,750,000
September 2025 Offering Warrants	5,868,336	-
October 2025 Offering Warrants	9,248,136	-
Series A Warrants & February 2026 Placement Agent Warrants	123,750,000	-
Therefore, the weighted-average number of shares of Class A Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to stockholders of Class A Common Stock for these periods is the same.
	Year Ended
	December 31,
	2025	2024
Stock options	2,260,934	2,214,769
Series A Preferred Stock (as converted to Class A Common Stock)	3,588,406	3,588,406
Publicly traded warrants	14,166,666	14,166,666
Shortfall Warrants	1,135,499	3,209,511
Term Loan Warrants	3,500,000	2,000,000
September 2025 Offering Warrants	5,868,336	-
October 2025 Offering Warrants	9,248,136	-